Average Annual Total Returns - Ariel Global Fund	Feb. 01, 2021
MSCI ACWI Index (net) (reflects no deductions for fees or expenses)
Average Annual Return:
1-Year	16.25%	[1]
5-Year	12.26%	[1]
Since Inception	11.13%	[1]
Inception Date	Dec. 30, 2011	[1]
Investor Class
Average Annual Return:
1-Year	7.70%
5-Year	7.40%
Since Inception	8.21%
Inception Date	Dec. 30, 2011
Investor Class | return after taxes on distributions
Average Annual Return:
1-Year	7.54%
5-Year	6.69%
Since Inception	7.72%
Inception Date	Dec. 30, 2011
Investor Class | return after taxes on distributions and sale of fund shares
Average Annual Return:
1-Year	4.77%
5-Year	5.80%
Since Inception	6.65%
Inception Date	Dec. 30, 2011
Institutional Class
Average Annual Return:
1-Year	8.05%
5-Year	7.68%
Since Inception	8.49%
Inception Date	Dec. 30, 2011

[1]

Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies’ country of incorporation.